  As filed with the Securities and Exchange Commission on September 22, 2006

                                                            File No. __________

                                 United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. 1
                      Post-Effective Amendment No. ______

                       (Check appropriate box or boxes)

                                 E*TRADE FUNDS

              (Exact Name of Registrant as Specified in Charter)

                                (650) 331-6000
                       (Area Code and Telephone Number)

                   4500 Bohannon Drive, Menlo Park, CA 94025
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

           Russell Elmer, Esq.             Jane A. Kanter, Esq.
           E*TRADE Financial Corporation   Dechert LLP
           671 N. Glebe Road               1775 I Street, N.W.
           Arlington, VA 22203             Washington, D.C. 20006

                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this registration statement will become effective on October 1, 2006, pursuant to Rule 488 under the Securities Act of 1933, as amended.

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   The Registrant has made this filing solely to correct the series and class identifying information submitted with Registrant's initial filing of its registration statement under the Securities Act of 1933 on Form N-14 on September 1, 2006 ("Initial Filing") to include in the acquiring status the series and class identifying information for E*TRADE Delphi Value Fund. Parts A and B of the Initial Filing are incorporated by reference herein.

                                    PART C

                               OTHER INFORMATION
                                 E*TRADE FUNDS

                           (on behalf of its series,
                        E*TRADE Kobren Growth Fund and
                          E*TRADE Delphi Value Fund)

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of E*TRADE Funds (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-66807 and 811-09093), as filed with the Securities and Exchange Commission on July 25, 2006 (Accession No. 0001193125-06-152795), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a) Certificate of Trust (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998).

(1)(b) Trust Instrument (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A filed with the SEC on November 5, 1998).

(1)(c) Amendment No. 1 to the Trust Instrument (Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000).

(1)(d) Amendment No. 2 to the Trust Instrument (Incorporated by reference to the Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on September 25, 2001).

(1)(e) Amendment No. 3 to the Trust Instrument (Incorporated by reference to the Registrant's Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed with the SEC on September 8, 2003).

(2)(a) By-laws (Incorporated by reference to the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999).

(2)(b) Amendment No. 1 to the By-laws (Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000).

(2)(c) Amendment No. 2 to the By-laws (Incorporated by reference to the Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on September 25, 2001).

(2)(d) Amendment No. 3 to the By-laws (Incorporated by reference to the Registrant's Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed with the SEC on September 8, 2003).

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(5) Reference is made to Exhibits (1) and (2) hereof.

(6)(a) Form of Third Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1,
2006).

(6)(b) Amended Investment Sub-Advisory Agreement among the Registrant, E*TRADE Asset Management, Inc. and Munder Capital Management, Inc. dated June 1, 2005, on behalf of World Asset Management, with respect to the E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, and the E*TRADE Technology Index Fund (Incorporated by reference to the Registrant's Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2006).

(6)(c) Form of Investment Sub-Advisory Agreement among the Registrant, E*TRADE Asset Management, Inc. and Kobren Insight Management, Inc., with respect to the E*TRADE Kobren Growth Fund (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1,
2006).

(6)(d) Form of Investment Sub-Advisory Agreement among the Registrant, E*TRADE Asset Management, Inc. and Delphi Management, Inc., with respect to the E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(7) Form of Fifth Amended and Restated Underwriting Agreement between the Registrant and E*TRADE Securities, LLC with respect to each series of the Registrant (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(8) Not applicable.

(9)(a) Amended and Restated Custody Agreement between the Registrant and The Bank of New York dated September 15, 2003 (Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2005).*

(9)(b) Form of Custodian Services Agreement between the Registrant and PFPC Trust Company with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund,E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

(9)(c) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated September 15, 2003 (Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2005).*

(9)(d) Form of Foreign Custody Manager Agreement between the Registrant and PFPC Trust Company with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

(10) Form of Rule 12b-1 Plan for E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(11) Forms of opinion of counsel as to legality of securities being offered (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(12) Form of opinion of counsel as to tax matters and consent (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(13)(a) Form of Fifth Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to each series of the Registrant (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(13)(b) Amended and Restated Fund Services Agreement between the Registrant and The Bank of New York dated September 15, 2003, with respect to E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund (Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2005).*

(13)(c) Form of Sub-Administration and Accounting Services Agreement among the Registrant, E*TRADE Asset Management, Inc. and PFPC, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1,
2006).**

(13)(d) Fund Accounting Agreement between the Registrant and The Bank of New York dated October 7, 2002, with respect to E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund (Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2005).*

(13)(e) Form of Seventh Amended and Restated Expense Limitation Agreement between the Registrant and E*TRADE Asset Management, Inc., with respect to each series of the Registrant (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(13)(f) Shareholder Services Agreement between E*TRADE Asset Management, Inc.,and the Registrant dated November 16, 2001, with respect to the E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE S&P 500 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1,
2006).

(13)(g) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to each series of the Registrant (Incorporated by Reference to the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999).

(13)(h) Form of Amendment to Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to each series of the Registrant (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

(13)(i) Form of State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund (Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11,
1999).

(13)(j) Form of Amendment to the State Securities Services Agreement between the Registrant and PFPC, Inc. with respect to each series of the Registrant (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

(14) Consents of Independent Registered Public Accounting Firm (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(15) Not applicable.

(16) Power of Attorney (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(17)(a) Code of Ethics dated September 7, 2006 of the Registrant (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(17)(b) Personal Trading Code of Ethics of E*TRADE Asset Management, Inc. dated February 22, 2006 (Incorporated by reference to the Registrant's Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2006).

(17)(c) Form of Personal Trading Code of Ethics of E*TRADE Securities, Inc. (Incorporated by reference to the Registrant's Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed with the SEC on March 27,
2000).

(17)(d) Code of Ethics of Kobren Insight Management, Inc. (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(17)(e) Code of Ethics of Delphi Management, Inc. (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

(17)(f) Form of proxy cards (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1,
2006).

* To be terminated following the closing of the Reorganization of the Kobren Insight Funds as new series of the Registrant.

** To become effective upon the closing of the Reorganization of the Kobren Insight Funds as new series of the Registrant.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-1A filed with the SEC after the consummation of the reorganizations contemplated by this Registration Statement on Form N-14.

                                  SIGNATURES

   As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Menlo Park, California on the 22nd day of September, 2006.

                                               E*TRADE FUNDS (Registrant)

                                               On behalf of its series,
                                                 E*TRADE Kobren Growth Fund
                                                 E*TRADE Delphi Value Fund

                                               By:    /s/ Elizabeth Gottfried
                                                      -------------------------
                                               Name:  Elizabeth Gottfried
                                               Title: President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

          SIGNATURE                        TITLE                     DATE
          ---------                        -----                     ----
/s/ Elizabeth Gottfried        President (Principal           September 22, 2006
-----------------------------  Executive Officer)
Elizabeth Gottfried

/s/ Matthew Audette            Vice President and Treasurer   September 22, 2006
-----------------------------  (Principal Financial and
Matthew Audette                Accounting Officer)

              *                Trustee                        September 22, 2006
-----------------------------
Cheryl A. Burgermeister

              *                Trustee                        September 22, 2006
-----------------------------
Arthur Dubroff

              *                Trustee                        September 22, 2006
-----------------------------
Steven Grenadier

              *                Trustee                        September 22, 2006
-----------------------------
George Rebhan

              *                Trustee                        September 22, 2006
-----------------------------
Dennis Webb

*By: /s/ Elizabeth Gottfried                                September 22, 2006
     -------------------------
     Elizabeth Gottfried
     Attorney-in-fact

* Elizabeth Gottfried signs this document pursuant to Powers of Attorney incorporated by reference to the Registrant's Initial Registration Statement on Form N-14 filed with the SEC on September 1, 2006.